RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Non-current receivables	$ 132.2	$ 131.8
Joint ventures
Disclosure of transactions between related parties [line items]
Finance lease receivables	6.7	9.3
Loans and receivables	11.1	8.9
Non-current receivables	$ 0.9	7.2
Joint ventures | Fixed interest rate
Disclosure of transactions between related parties [line items]
Finance lease receivable, interest rate	5.14%
Loans and receivables, interest rate	2.50%
Other related parties
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 0.6	$ 0.8